Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2018	Dec. 31, 2017
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan		$ 1	$ 1
Pension plan average pensionable earnings		3 years
New pension plan average pensionable earnings		5 years
Annual pension plan contributions		$ 75	$ 87
Estimated annual pension plan contributions for 2019		78
Estimated annual pension plan contributions for 2020		77
Estimated annual pension plan contributions for 2021		78
Estimated annual pension plan contributions for 2022		79
Estimated annual pension plan contributions for 2023		81
Estimated annual pension plan contributions for 2024		$ 83
Percentage of assets to ascertain concentration of credit risk		10.00%
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution	6.00%
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		101.00%	96.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage		93.00%	88.00%
Corporate Bond Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		$ 18	$ 11
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan		546	415
Foreign Exchange Contract [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value		299	279
Gain (loss) on derivative. net		$ (7)	$ 1